Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 19, 2014	Mar. 30, 2013
Income Taxes
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed "expected" tax expense excluding non-controlling interest	$ 186,574,000	$ 83,190,000	$ 128,275,000
Adjustments to tax expense attributable to:
Foreign tax differences	4,314,000	1,808,000	(36,139,000)
Tax-exempt income	(8,793,000)	(33,183,000)	(62,000)
State income taxes, net of federal benefit	10,021,000	3,139,000	658,000
Federal tax credits	(11,765,000)	(21,095,000)	(1,693,000)
Change in pension deferred tax	(331,000)	(397,000)	(1,252,000)
Domestic manufacturing deduction	(10,667,000)	(1,488,000)	(5,643,000)
Other	(1,554,000)	476,000	46,000
Income tax expense	167,799,000	32,450,000	84,190,000
Amount of refund claims for prior years not previously treated as tax-exempt included in income tax benefit recognized		16,523,000
Components of earnings before income taxes
United States	471,744,000	164,285,000	178,821,000
Foreign	61,325,000	73,401,000	187,680,000
Total earnings excluding non-controlling interest	533,069,000	237,686,000	366,501,000
Less: Net income attributable to noncontrolling interest	(730,000)	(1,529,000)	(277,000)
Earnings before income taxes	533,799,000	239,215,000	366,778,000
Current:
Federal	111,120,000	(33,679,000)	68,928,000
Foreign	19,729,000	28,048,000	31,149,000
State and local	11,505,000	3,093,000	6,507,000
Deferred:
Federal	19,953,000	24,698,000	(16,818,000)
Foreign	976,000	5,575,000	(935,000)
State and local	4,516,000	4,715,000	(4,641,000)
Income tax expense	167,799,000	32,450,000	84,190,000
Unrealized changes in other comprehensive income	(26,835,000)	10,318,000	(9,197,000)
Total income taxes	140,964,000	42,768,000	74,993,000
Income taxes receivable	49,298,000	60,456,000
Income taxes payable	4,673,000	2,974,000
Deferred income tax liabilities:
Depreciation	107,091,000	114,519,000
Domestic partnerships	48,592,000	29,871,000
LIFO	42,193,000	17,212,000
Cash basis farming adjustment	9,763,000	9,983,000
Other	4,391,000	4,300,000
Aggregate deferred income tax liabilities	212,030,000	175,885,000
Deferred income tax assets:
Reserves/accruals	110,662,000	83,408,000
Deferred earnings of foreign subsidiaries	34,853,000	24,266,000
Net operating and capital loss carry-forwards	18,853,000	17,725,000
Tax credit carry-forwards	14,760,000	14,933,000
Other	3,569,000	3,535,000
Aggregate deferred income tax assets	182,697,000	143,867,000
Valuation allowance	20,558,000	17,869,000
Net deferred income tax liability	49,891,000	49,887,000
Accrued interest and penalties on uncertain tax positions	3,097,000	2,120,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	6,888,000	7,301,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the year	7,301,000	5,053,000
Additions for uncertain tax positions of prior years	454,000	2,300,000
Decreases for uncertain tax positions of prior years	(288,000)	(238,000)
Additions for uncertain tax positions of current year	44,000	422,000
Lapse of statute of limitations	(623,000)	(236,000)
Balance at the end of the year	6,888,000	7,301,000	5,053,000
Undistributed earnings from foreign operations	999,524,000
Net operating loss carry-forwards and tax credit carry-forwards
Period of low income housing tax credits on investments in various limited partnerships	10 years
Investments in limited partnerships	11,625,000	13,189,000
Tax benefit arising due to difference between current and deferred taxes				11,410,000
Tax benefit arising due to difference between current and deferred taxes per common share				$ 9.68
One-time tax benefit on enactment of law					7,945,000
One-time Federal blender's credits recognized as revenue	15,450,000				11,260,000
Foreign
Net operating loss carry-forwards and tax credit carry-forwards
Net operating loss carry-forwards (NOLs)	51,876,000
State
Net operating loss carry-forwards and tax credit carry-forwards
Tax credit carry-forwards	$ 22,708,000